CERTARCA

20 Broad Street
New York, NY 10005

NYSE REGULATION

14025243

February 24, 2014

Chief, Information Technology
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

RECEIVED
FEB 24 2014
The Division of
Investment Management

Re: ALPS ETF Trust
CIK: 0001414040
SEC File No.: 001-34040
Form Type: 8-A12B
Filing Date: 2/21/2014

To Whom It May Concern:

Please be advised that NYSE Regulation, Inc. has received an application from the above-referenced issuer and has approved the following securities for listing on NYSE Arca, Inc. (the "Exchange"):

Workplace Equality Portfolio

The Exchange requests acceleration of registration of the securities under the Securities Exchange Act of 1934. If there are any questions, please call me at (212) 656-5495. Your assistance is greatly appreciated.

Sincerely,

Olivia Monaco

Olivia Monaco
Listing Compliance